Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets excluding infrastructure projects companies [Abstract]
Disclosure of intangible assets excluding infrastructure projects companies [Text Block]
3.2. INTANGIBLE ASSETS
At 2025 year-end, the balance of intangible assets, excluding infrastructure project companies, amounted to EUR 127 million (EUR 128 million in 2024). This heading mainly includes:
•“Computer software” with a net value of EUR 26 million (EUR 30 million at December 31, 2024).
•“Other intangible assets”, which differs from IFRIC 12 intangible rights, amounting to EUR 100 million (EUR 95 million at December 31, 2024). The main movements in 2025 are due to the acquisition of Sien Real S.O. Z.o.o., a Polish company to develop a data center campus in Warsaw (EUR 19 million), related to the perpetual power grid interconnection rights, and Milano Solar LLC, solar photovoltaic facility, located in Texas (EUR 12 million), associated with the project license to operate (Note 1.1.4). Additionally, as of December 31, 2025, it is worth mentioning Budimex services business included in the Construction business line (EUR 21 million), the rights of way (indefinite lifespan rights to use the land) of the Chilean power transmission lines amounting to EUR 24 million, after the reclassification of EUR 21 million corresponding to Transchile to assets held for sale (EUR 47 million at December 31, 2024), and the EUR 12 million of the solar SPV project in Leon County, Texas, related to the project license to operate (EUR 14 million at December 31, 2024).
•No significant fully-amortized assets were written off during 2025 and 2024.